Non-controlling interests - Income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Revenue	$ 3,719,829	$ 3,723,475
Net and total comprehensive income	250,245	284,122
Distributions made and accrued to non-controlling interests	(40,642)	(185,336)
Total
Disclosure of subsidiaries [line items]
Revenue	936,278	929,616
Net and total comprehensive income	166,263	184,839
Net and total comprehensive income attributable to Methanex non-controlling interests	86,259	109,982
Distributions made and accrued to non-controlling interests	(40,642)	(185,336)
Methanex Egypt
Disclosure of subsidiaries [line items]
Revenue	215,294	258,782
Net and total comprehensive income	69,209	55,428
Net and total comprehensive income attributable to Methanex non-controlling interests	47,043	56,310
Distributions made and accrued to non-controlling interests	(25,012)	(93,696)
Waterfront Shipping Limited
Disclosure of subsidiaries [line items]
Revenue	720,984	670,834
Net and total comprehensive income	97,054	129,411
Net and total comprehensive income attributable to Methanex non-controlling interests	39,216	53,672
Distributions made and accrued to non-controlling interests	$ (15,630)	$ (91,640)